PREPAID EXPENSES (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current prepayments [abstract]
Impairment of prepaid expenses	$ 26,234	$ 57,420	$ 0